UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-00642

DWS International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  8/31

Date of reporting period:  5/31/11

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2011 (Unaudited)

DWS Dreman International Value Fund
	Shares	Value ($)
Common Stocks 97.1%
Australia 3.9%
BHP Billiton Ltd. (ADR) (a)	24,530	2,340,653
Telstra Corp., Ltd. (ADR) (a)	188,192	3,063,766

(Cost $4,808,912)		5,404,419
Belgium 2.0%
Delhaize Group (ADR)* (a) (Cost $2,673,285)	33,516	2,752,334
Brazil 3.3%
Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	30,772	1,893,709
Petroleo Brasileiro SA (ADR)	76,144	2,636,867

(Cost $4,337,839)		4,530,576
Canada 8.6%
Agrium, Inc.	29,043	2,557,527
Barrick Gold Corp. (a)	46,285	2,210,572
Minefinders Corp., Ltd.* (a)	152,051	2,031,401
Nexen, Inc.	104,892	2,423,005
Yamana Gold, Inc.	199,474	2,563,241

(Cost $10,839,288)		11,785,746
China 1.5%
China Digital TV Holding Co., Ltd. (ADR) (a) (Cost $2,232,011)	345,016	2,108,048
Finland 1.6%
Nokia Corp. (ADR) (a) (Cost $2,973,374)	322,296	2,262,518
France 4.1%
Sanofi (ADR) (a)	76,770	3,040,860
Total SA (ADR)	46,185	2,659,794

(Cost $5,213,284)		5,700,654
Germany 5.7%
Allianz SE (ADR)	185,336	2,583,584
BASF SE (ADR)	27,491	2,555,838
Siemens AG (ADR)	20,303	2,717,557

(Cost $6,969,429)		7,856,979
Hong Kong 3.2%
China Mobile Ltd. (ADR)	61,136	2,798,195
Seaspan Corp. (a) (b)	95,921	1,665,188

(Cost $4,157,710)		4,463,383
Ireland 2.1%
Covidien PLC (b) (Cost $2,519,566)	52,754	2,901,470
Israel 2.2%
Teva Pharmaceutical Industries Ltd. (ADR) (Cost $2,970,051)	60,025	3,055,272
Italy 1.9%
Eni SpA (ADR) (Cost $2,491,413)	54,678	2,615,795
Japan 6.0%
Nippon Telegraph & Telephone Corp. (ADR)	121,394	2,851,545
Nomura Holdings, Inc. (ADR)	557,964	2,784,240
Sumitomo Mitsui Financial Group, Inc. (ADR)	457,404	2,630,073

(Cost $8,693,060)		8,265,858
Korea 3.4%
KB Financial Group, Inc. (ADR)	48,833	2,339,589
SK Telecom Co., Ltd. (ADR) (a)	130,751	2,312,985

(Cost $4,643,878)		4,652,574
Netherlands 5.9%
Chicago Bridge & Iron Co. NV (b)	68,001	2,588,118
ING Groep NV (ADR)*	239,026	2,904,166
Royal Dutch Shell PLC (ADR)	37,373	2,669,553

(Cost $7,260,360)		8,161,837
Norway 2.0%
Statoil ASA (ADR) (a) (Cost $2,523,208)	103,099	2,715,628
Russia 3.6%
Gazprom OAO (ADR) (c)	166,697	2,458,781
LUKOIL (ADR)	38,676	2,486,867

(Cost $4,828,836)		4,945,648
Spain 4.1%
Banco Bilbao Vizcaya Argentaria SA (ADR)	227,189	2,664,927
Banco Santander SA (ADR)	249,486	2,966,388

(Cost $5,525,634)		5,631,315
Switzerland 3.8%
ABB Ltd. (ADR)* (a)	99,728	2,682,683
UBS AG* (a) (b)	129,771	2,507,176

(Cost $4,553,550)		5,189,859
United Kingdom 28.2%
AstraZeneca PLC (ADR) (a)	54,274	2,843,958
BAE Systems PLC (ADR)	124,531	2,714,776
Barclays PLC (ADR) (a)	146,873	2,700,994
BP PLC (ADR)	81,242	3,756,630
British American Tobacco PLC (ADR)	31,970	2,888,490
Carnival PLC (ADR) (a)	54,589	2,211,946
Diageo PLC (ADR)	34,548	2,939,689
Ensco PLC (ADR)	41,284	2,201,263
GlaxoSmithKline PLC (ADR)	69,905	3,038,071
HSBC Holdings PLC (ADR)	54,458	2,851,421
Prudential PLC (ADR) (a)	112,921	2,750,756
Smith & Nephew PLC (ADR) (a)	48,267	2,705,848
Unilever PLC (ADR) (a)	86,456	2,817,601
Vodafone Group PLC (ADR)	89,527	2,509,442

(Cost $35,947,911)		38,930,885

Total Common Stocks (Cost $126,162,599)		133,930,798
Securities Lending Collateral 21.7%
Daily Assets Fund Institutional, 0.14% (d) (e) (Cost $29,907,970)	29,907,970	29,907,970
Cash Equivalents 1.5%
Central Cash Management Fund, 0.13% (d) (Cost $2,169,469)	2,169,469	2,169,469

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $158,240,038) †	120.3	166,008,237
Other Assets and Liabilities, Net	(20.3)	(28,057,687)

Net Assets	100.0	137,950,550

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $158,243,168.  At May 31, 2011, net unrealized appreciation for all securities based on tax cost was $7,765,069.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $9,423,320 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,658,251.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at May 31, 2011 amounted to $29,054,326 which is 21.1% of net assets.
(b)	Listed on the New York Stock Exchange.
(c)	Listed on the London Stock Exchange.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
At May 31, 2011 the DWS Dreman International Value Fund had the following sector diversification:

Sector	Market Value ($)	As a % of Common Stocks
Financials	29,683,314	22.2%
Energy	26,624,183	19.9%
Health Care	17,585,479	13.1%
Materials	14,259,232	10.6%
Telecommunication Services	13,535,933	10.1%
Industrials	12,368,322	9.2%
Consumer Staples	11,398,114	8.5%
Information Technology	4,370,566	3.3%
Consumer Discretionary	2,211,946	1.7%
Utilities	1,893,709	1.4%
Total	133,930,798	100.0%

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$5,404,419	$—	$—	$5,404,419
Belgium	2,752,334	—	—	2,752,334
Brazil	4,530,576	—	—	4,530,576
Canada	11,785,746	—	—	11,785,746
China	2,108,048	—	—	2,108,048
Finland	2,262,518	—	—	2,262,518
France	5,700,654	—	—	5,700,654
Germany	7,856,979	—	—	7,856,979
Hong Kong	4,463,383	—	—	4,463,383
Ireland	2,901,470	—	—	2,901,470
Israel	3,055,272	—	—	3,055,272
Italy	2,615,795	—	—	2,615,795
Japan	8,265,858	—	—	8,265,858
Korea	4,652,574	—	—	4,652,574
Netherlands	8,161,837	—	—	8,161,837
Norway	2,715,628	—	—	2,715,628
Russia	2,486,867	2,458,781	—	4,945,648
Spain	5,631,315	—	—	5,631,315
Switzerland	5,189,859	—	—	5,189,859
United Kingdom	38,930,885	—	—	38,930,885
Short-Term Investments(f)	32,077,439	—	—	32,077,439
Total	$163,549,456	$2,458,781	$—	$166,008,237

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended May 31, 2011.
(f) See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Dreman International Value Fund, a series of DWS International Fund, Inc.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	July 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	July 18, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 18, 2011